Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Losses) Per Share

The following table sets forth the computation of basic and diluted earnings (losses) per share for the periods indicated:

	For the year ended June 30,
	2025	2024	2023

Basic earnings (losses) per share calculation:
Numerator:
Net (loss) income attributable to common shares	(7,049,734)	(2,329,965)	192,529
Denominator:
Weighted average common shares outstanding	27,533,182	25,213,012	23,153,976
Basic earnings (losses) per share attributable to common shares	(0.26)	(0.09)	0.01
Diluted earnings (losses) per share calculation:
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings (losses) per share	(7,049,734)	(2,329,965)	192,529
Denominator:
Weighted average common shares outstanding	27,533,182	25,213,012	23,153,976
Weighted average common shares equivalents:
Effects of dilutive securities
Shares used in computing diluted earnings (losses) per share attributable to common shares	27,533,182	25,213,012	23,153,976
Diluted earnings (losses) per share attributable to common shares	(0.26)	(0.09)	0.01